Supplemental Disclosures with Respect to Cash Flows (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for interest	$ 0	$ 0	$ 392,623	$ 0
Cash paid during the period for income taxes	$ 0	$ 0	$ 0	$ 0